SEGMENT REPORTING (Reconciliation of Reporting Information from Segments to Consolidated Totals) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues		$ 270,884	$ 245,627	$ 279,332
Operating Income
Total operating income for reportable segments		54,615	27,831	22,654
Other expense, net		(109)	(272)	(26)
Consolidated income before taxes on income		48,968	29,039	23,204
Assets
Current assets		162,734	179,435
Property and equipment, net		35,652	37,653	45,900
Total assets		293,021	312,472	339,235
Other significant items
Expenditures for assets		10,110	7,258	12,940
Asset expenditures, reportable segments and unallocated amounts		16,626	10,234	18,299
Depreciation, amortization and impairment for reportable segments		13,553	14,479	17,154
Depreciation and amortization		18,096	33,000	48,997
Segment Reconciling Items [Member]
Operating Income
Financing income, net		(5,538)	1,480	576
Assets
Current assets		93,244	117,295	88,777
Investments in affiliated and other companies		2,751	2,171	4,926
Property and equipment, net		15,783	17,180	20,877
Other unallocated amounts		23,397	23,600	28,094
Other significant items
Expenditure for assets unallocated amounts		6,516	2,976	5,359
Depreciation and amortization, unallocated amounts		4,543	4,352	5,689
Reportable Segment [Member]
Operating Income
Total operating income for reportable segments		48,968	29,039	23,204
Assets
Total assets	[1]	157,846	152,226	196,561
Other significant items
Expenditures for assets		10,110	7,258	12,940
Depreciation, amortization and impairment for reportable segments		$ 13,553	$ 28,648	$ 43,308

[1]	Including goodwill.